Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation and benefits
Salaries and variable compensation	SFr 8,220	SFr 8,906	SFr 9,165
Social security	652	671	697
Other	748	790	790
Compensation and benefits	9,620	10,367	10,652
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	411	432	464
Switzerland | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	242	243	288
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	16	22	20
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	0	0	0
Bank
Compensation and benefits
Salaries and variable compensation	7,449	8,421	9,058
Social security	567	620	691
Other	848	923	1,028
Compensation and benefits	8,864	9,964	10,777
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	533
Bank | International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	16	22	20
Bank | International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0